BUSINESS COMBINATIONS (Tables) (Oxid)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Oxid
Business Combinations
Allocation of acquisition cost to the assets acquired and liabilities assumed

The allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for acquisition	$66
Contingent consideration	10

Acquisition cost	$76

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)

Total fair value of net assets acquired	$76

The preliminary allocation of acquisition cost to the assets acquired and liabilities assumed is summarized as follows (dollars in millions):

Cash paid for acquisition	$66
Contingent consideration	10

Acquisition cost	$76

Fair value of assets acquired and liabilities assumed:
Accounts receivable	$9
Inventories	14
Property, plant and equipment	22
Intangible assets	36
Accounts payable	(4)
Accrued liabilities	(1)

Total fair value of net assets acquired	$76

Estimated pro forma revenues and net income (loss) (unaudited)

If this acquisition were to have occurred on January 1, 2013, the following estimated pro forma revenues and net loss attributable to our Company would have been reported (dollars in millions):

Pro Forma
Three months ended March 31, 2013 (Unaudited)
Revenues	$2,722
Net loss attributable to Huntsman International	22

 If this acquisition were to have occurred on January 1, 2011, the following estimated pro forma revenues and net income attributable our Company (unaudited) would have been reported (dollars in millions):

	Pro Forma
	Year ended December 31,
	2013	2012	2011
	(unaudited)
Revenues	$11,142	$11,269	$11,294
Net income attributable to Huntsman International	133	371	252